CAPITAL MANAGEMENT AND FINANCIAL RISK - Net cash and investment position (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CAPITAL MANAGEMENT AND FINANCIAL RISK.
Total capital	$ 980,370,000
Convertible Notes (note 14)	612,164,000	$ 0
Cash and cash equivalents	465,918,000	108,518,000	$ 131,054,000
Equity instrument investments	17,912,000	8,047,000
Investments-uranium	190,276,000	231,088,000
Investments-debt instruments	11,768,000	13,000,000
Investments - capped call options	47,993,000	0
Debt obligations-current	(492,000)	(375,000)
Convertible Notes - face value	(473,511,000)	0
Net cash and investments	259,864,000	360,278,000
Total equity	$ 368,370,000	$ 564,322,000	$ 641,784,000